Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share

28.	Earnings per share
Basic earnings per share
Basic earnings per share for the years ended December 31, 2022, 2021 and 2020 was determined by dividing the Net profit attributable to the equity holders of the parent by the weighted average number of shares outstanding during each period.
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2022	2021	2020
Net profit attributable to owners of the parent	million	€16,799	€14,200	€2,173
Weighted average number of shares outstanding	thousand	3,140,089	3,059,284	1,544,002
Basic earnings per share	€	€5.35	€4.64	€1.41

		Years ended December 31,
		2022	2021	2020
Net profit from continuing operations attributable to owners of the parent	million	€16,799	€13,210	€2,353
Weighted average number of shares outstanding	thousand	3,140,089	3,059,284	1,544,002
Basic earnings per share from continuing operations	€	€5.35	€4.32	€1.52

		Years ended December 31,
		2022	2021	2020
Net profit from discontinued operations attributable to owners of the parent	million	€—	€990	€(180)
Weighted average number of shares outstanding	thousand	3,140,089	3,059,284	1,544,002
Basic earnings per share from discontinued operations	€	€—	€0.32	€(0.12)
Diluted earnings per share
In order to calculate the diluted earnings per share, the weighted average number of shares outstanding was increased to take into consideration the theoretical effect of potential common shares that would be issued for the restricted and performance share units outstanding and unvested at December 31, 2022, 2021 and 2020 (Note 19, Share-based compensation), as determined using the treasury stock method. Additionally, in 2021 and in 2020 the weighted average number of shares outstanding was increased to reflect the 39,727,324 GM warrants issued by PSA in 2017, that became exercisable in July 2022.
2020 weighted average number of shares of former PSA have been adjusted by the exchange ratio of 1.742 to provide comparability in accordance with IFRS 3 - Business Combinations.
There were no instruments excluded from the calculation of diluted earnings per share because of an anti-dilutive impact for the years ended December 31, 2022, 2021 and 2020 except for the calculation of diluted earnings per share from discontinued operations which reported a loss in 2020.
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2022	2021	2020
Net profit attributable to owners of the parent	million	€16,799	€14,200	€2,173
Weighted average number of shares outstanding	thousand	3,140,089	3,059,284	1,544,002
Number of shares deployable for share-based compensation	thousand	23,870	23,651	14,441
Equity warrants delivered to GM	thousand	—	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,163,959	3,151,432	1,626,940
Diluted earnings per share	€	€5.31	€4.51	€1.34

		Years ended December 31,
		2022	2021	2020
Net profit from continuing operations attributable to owners of the parent	million	€16,799	€13,210	€2,353
Weighted average number of shares outstanding		3,140,089	3,059,284	1,544,002
Number of shares deployable for share-based compensation	thousand	23,870	23,651	14,441
Equity warrants delivered to GM	thousand	—	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,163,959	3,151,432	1,626,940
Diluted earnings per share from continuing operations	€	€5.31	€4.19	€1.45

		Years ended December 31,
		2022	2021	2020
Net profit from discontinued operations attributable to owners of the parent	million	€—	€990	€(180)
Weighted average number of shares outstanding		3,140,089	3,059,284	1,544,002
Number of shares deployable for share-based compensation	thousand	23,870	23,651	14,441
Equity warrants delivered to GM	thousand	—	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share(1)	thousand	3,163,959	3,151,432	1,544,002
Diluted earnings per share from discontinued operations	€	€—	€0.31	€(0.12)
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(1) Number of shares deployable for share-based compensation and equity warrants delivered to GM have not been taken into consideration in the calculation of diluted loss per share for the year ended December 31, 2020 as this would have had an anti-dilutive effect